Share-based payments reserve (Details 5)	3 Months Ended
Nov. 30, 2025 shares
Notes and other explanatory information [abstract]
Restricted Share Units	5,407,926
Restricted Share Units Forfeited	(252,957)
Restricted Share Units	5,154,969